Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member]	Sep. 30, 2013 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Swap [Member]	Dec. 31, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Swap [Member]	Dec. 31, 2012 Cash Flow Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member] Swap [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member] Swap [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member] Interest Rate Cap [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member] Designated as Hedging Instrument [Member] Interest Rate Cap [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Cash Flow Hedging [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Cash Flow Hedging [Member] Swap [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member] Cash Flow Hedging [Member] Swap [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member] Cash Flow Hedging [Member] Interest Rate Cap [Member]
Derivative [Line Items]
Number of Instruments	8	10	7	1							8	7	1	1
Derivative, Notional Amount	$ 202,590	$ 667,590		$ 50,000
Notional Amount of Interest Rate Derivatives			152,590								202,590	152,590	5,060	50,000
Derivatives, at fair value					$ (3,830)	$ (98)	$ (3,830)	$ (98)		[1]

[1]	NA means not applicable